OTHER LIABILITIES - Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Balance at beginning of period	$ 919	$ 925
Current year additions	184	184
Claims paid	(169)	(180)
Currency translation adjustment and other	(47)	(14)
Balance at March 31, 2020	$ 887	$ 915